Leases (Rent Expense Detail) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Leases [Abstract]
Straight-lined minimum rent	$ 109,819	$ 107,776	$ 92,917
Contingent rent	3,821	4,408	4,774
Other	11,682	11,283	9,998
Total rent expense	$ 125,322	$ 123,467	$ 107,689